Summary of Significant Accounting Policies (Details Narrative) (10K) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents		$ 5,943		$ 5,943		$ 95,068	$ 124,535	$ 5,403
Impairment charge	$ 236,000
Intangible asset estimated useful life						3 years
Intangible asset amortization cost						$ 5,000	5,000
Impairment loss related to investment					$ (2,250,000)	$ (2,250,000)	(254,433)
Income tax likehood percentage description						Likelihood of greater than 50%
Advertising expenses						$ 11,000	$ 15,000
Minimum [Member]
Property and equipment depreciated over period						3 years
Maximum [Member]
Property and equipment depreciated over period						5 years